Other equity instruments and own shares	12 Months Ended
Dec. 31, 2025
Other Equity Instruments And Own Shares [Abstract]
Other equity instruments and own shares	Other equity instruments and own shares
a) Equity instruments issued not capital and other equity instruments
Other equity instruments includes the equity component of compound financial instruments, the increase in equity due to personnel remuneration, and other items not recognised in other 'Shareholders’ equity' items.
On 8 September 2017, Banco Santander, S.A. issued contingent redeemable perpetual bonds (the fidelity bonds) amounting to EUR 981 million nominal value EUR - 686 million fair value -.
On 15 December 2024, Banco Santander, S.A., proceeded to redeem in advance voluntarily all of said bonds in circulation.
Additionally, at 31 December 2025 the Group had other equity instruments amounting to EUR 273 million.
b) Own shares
'Shareholders’ equity - Own shares' includes the amount of own equity instruments held by all the Group entities.
Transactions involving own equity instruments, including their issuance and cancellation, are recognised directly in equity, and no profit or loss may be recognised on these transactions. The costs of any transaction involving own equity instruments are deducted directly from equity, net of any related tax effect.
At 31 December 2023, the number of treasury shares held by the Group was 297,815,673 (1.84% of the issued share capital).
During 2024, 930,610,636 shares of the Bank were acquired at an average price of EUR 4.34 per share, of which 403,030,171 relate to the Share Buyback Programme carried out during the first half of 2025, and 341,781,250 relate to the Share Buyback Programme started in September. Likewise, 1,031,653,737 shares were amortised (note 31) and 181,243,113 shares at an average price of EUR 4.22 per share were transferred, of which 22,167,105 shares correspond to the donation made by Banco Santander to Fundación Banco Santander with extraordinary character.
At 31 December 2024, the number of treasury shares held by the Group was 15,529,459 (0.102% of the issued share capital).
During 2025, 584,363,745 shares of the Bank have been acquired at an average price of EUR 6.98 per share, of which 267,166,950 relate to the Share Buyback Programme carried out during the first half of 2025, and 196,005,870 relate to the new Share Buyback Programme started in August. Likewise, 463,172,820 shares have been amortised (note 31) and 125,643,093 shares at an average price of EUR 6.48 per share have been transferred.
At 31 December 2025, the Group holds 11,077,291 shares of the Bank's issued share capital (0.075%).
The effect on equity, net of tax, arising from the purchase and sale of Bank shares is of EUR 34 million profit in 2025 (EUR 8 million and EUR 13 million profit in 2024 and 2023, respectively).